Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective income tax rate	23.00%	23.00%	23.00%
Corporate statutory tax rate on 2018 and thereafter			7.50%
Income tax on earning			$ 5,315
Tax-exempt earnings	$ 1,718
Tax expense on gains and losses on intra entity foreign currency transactions	$ 611
Israel [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	16.50%
Israel [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	30.00%